Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2010
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2009	2010

Prepaid rentals	1,090	1,195
Advances to employees	853	790
Performance security deposit	734	757
Option exercise receivable	966	642
Interests receivable	291	347
Advance to suppliers	280	136
Prepaid insurance premium	150	85
Receivable from American Depositary Shares (“ADS”) depositary bank	514	—
Foreign currency forward exchange contract	161	—
Other prepaid expenses	987	908

Total	6,026	4,860

Option exercise receivable represented the Company’s stock option exercise price receivable from transfer agent.
Performance security deposit represented an IT service contract performance deposit paid at the request of one of our customers, which is expected to be returned when the related contract is completed in 2011.
Other prepaid expenses primarily consisted of prepaid miscellaneous selling, general and administrative expenses.